Total Equity (Tables)	12 Months Ended
Dec. 31, 2020
Total Equity
Schedule of Number of Shares

	Issued	Treasury
Millions	Capital	Shares
1/1/2018	1,228.5	-35.1
Reissuance of treasury shares under share-based payments	0	0.2
12/31/2018	1,228.5	-34.9
12/31/2019	1,228.5	-34.9
Purchase of treasury shares	0	-14.1
12/31/2020	1,228.5	-48.9

Schedule of Other Components of Equity

€ millions	Exchange	Cash Flow	Total
	Differences	Hedges/Cost of
		Hedging
1/1/2018	330	18	347
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	910	-23	887
12/31/2018	1,239	-5	1,234
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	537	-1	536
12/31/2019	1,776	-6	1,770
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-2,791	10	-2,781
12/31/2020	-1,015	4	-1,011